Earnings (loss) per share - Schedule of Information on Earnings (Loss) Per Share and Number of Shares Used in Calculations of Basic Loss Per Share (Details) - MXN ($)
$ / shares in Units, $ in Thousands
	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Earnings per share [line items]
Net profit (loss) for the period	$ 257,600	$ (339,051)	$ 357,993	$ (209,169)	$ (306,153)	$ (565,110)	$ (816,674)
Basic	112,200,752		107,798,668
Net income available to common stockholders (diluted)	$ 258,008		$ 358,401
Diluted	142,254,384		137,894,806
Diluted earnings per share	$ 1.81		$ 2.6		$ (25.51)	$ (47.09)	$ (68.06)
Basic earnings per share	$ 2.3		$ 3.32		$ (25.51)	$ (47.09)	$ (68.06)
Class A Shares
Earnings per share [line items]
Net profit (loss) for the period		$ (339,051)		$ (209,169)
Basic		12,000,000		12,000,000	12,000,000	12,000,000	12,000,000
Diluted earnings per share		$ (28.25)		$ (17.43)
Basic earnings per share		$ (28.25)		$ (17.43)